Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Net premiums earned		$ 81,661	$ 70,799	$ 58,665
Investment income		3,583	2,832	1,892
Net realized gains (losses) on securities:
Net realized gains (losses) on security sales		248	(414)	14
Net holding period gains (losses) on securities		480	679	348
Net impairment losses		(1)	(1)	(9)
Total net realized gains (losses) on securities		727	264	353
Fees and other revenues		1,196	1,064	889
Service revenues		504	413	310
Total revenues		87,671	75,372	62,109
Expenses
Losses and loss adjustment expenses		53,959	49,060	45,655
Policy acquisition costs		6,096	5,383	4,665
Other underwriting expenses		11,329	9,462	6,242
Policyholder credit expense	[1]	1,224	0	0
Investment expenses		34	29	26
Service expenses		528	446	349
Interest expense		278	279	268
Total expenses		73,448	64,659	57,205
Net Income
Income before income taxes		14,223	10,713	4,904
Provision for income taxes		2,915	2,233	1,001
Net income		11,308	8,480	3,903
Changes in:
Total net unrealized gains (losses) on fixed-maturity securities		1,525	193	1,186
Net unrealized losses on forecasted transactions		1	0	0
Other comprehensive income (loss)		1,526	193	1,186
Comprehensive income (loss)		12,834	8,673	5,089
Computation of Earnings Per Common Share
Net income		11,308	8,480	3,903
Less: Preferred share dividends and other	[2]	0	17	38
Net income available to common shareholders		$ 11,308	$ 8,463	$ 3,865
Average common shares outstanding – Basic		586.3	585.5	584.9
Net effect of dilutive stock-based compensation		1.8	2.2	2.6
Total average equivalent common shares – Diluted		588.1	587.7	587.5
Basic: Earnings per common share (usd per share)		$ 19.29	$ 14.45	$ 6.61
Diluted: Earnings per common share (usd per share)		$ 19.23	$ 14.40	$ 6.58

[1]	See Note 10 – Segment Information for further discussion.
[2]	All of our outstanding Serial Preferred Shares, Series B, were redeemed in February 2024. See Note 1 – Reporting and Accounting Policies, Earnings Per Common Share and Note 14 – Dividends for further discussion.